Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 668,096	$ 275,728
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	122,488	98,285
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	262,538	142,563
UK
Disclosure Of Operating Segments [Line Items]
Non-current assets	119,973	106
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	101,082	800
Singapore
Disclosure Of Operating Segments [Line Items]
Non-current assets	36,182	8,780
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 25,833	$ 25,194